UNITED STATES	0MB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number:	3235-0582
Washington, DC 20549	Expires:	July 31, 2024
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08037

ADVISORONE FUNDS

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 100, Omaha, NE 68130

(Address of principal executive offices)	(Zip code)

Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: April 30

Date of reporting period: _July 1, 2021 to June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of1940 and rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The 0MB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

GENERAL INSTRUCTIONS

A.	Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of1940 (the "Act") and Rule 30bl-4 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B.	Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

C.	Preparation of Report.

I.	This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules Sb-I I (17 CFR 270.Sb-11) and Sb-12 (17 CFR 270.Sb-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

2.       These general instructions are not to be filed with the report.

D.	Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.	Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.	Signature and Filing of Report.

I.       If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.	(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-l1 under the Act (17 CFR 270.Sb-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(t) Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Registrant: AdvisorOne Funds									Item 1, Exhibit A
Investment Company Act file number: 811-08037
Reporting Period:	July 1, 2021 - June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management	(j) Fund Name
Exchange Traded Concepts Trust	YMLP	301505640	24-Jan-22	Elect Linda Petrone	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Exchange Traded Concepts Trust	YMLP	301505640	24-Jan-22	Elect Stuart Strauss	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Aggressive Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Cheryl K. Beebe	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Lawrence Hughes	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect John F. Killian	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Steven D. Krichmar	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Linda A. Lang	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Cheryl K. Beebe	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Lawrence Hughes	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect John F. Killian	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Steven D. Krichmar	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Linda A. Lang	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Global Diversified Eqty
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Cheryl K. Beebe	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Lawrence Hughes	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect John F. Killian	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Steven D. Krichmar	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Linda A. Lang	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Cheryl K. Beebe	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Lawrence Hughes	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect John F. Killian	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Steven D. Krichmar	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Linda A. Lang	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Cheryl K. Beebe	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Lawrence Hughes	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect John F. Killian	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Steven D. Krichmar	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
Goldman Sachs ETF Trust	GSIE	381430206	3-Dec-21	Elect Linda A. Lang	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Shelter
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect John F. Finn	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Stephen P. Fisher	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Gary L. French	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Kathleen M. Gallagher	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Robert J. Grassi	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Frankie D. Hughes	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Raymond Kanner	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Thomas P. Lemke	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Lawrence R. Maffia	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Mary E. Martinez	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Marilyn McCoy	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Robert A. Oden, Jr.	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Marian U. Pardo	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Emily Youssouf	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Robert F. Deutsch	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Nina O. Shenker	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Flexible Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect John F. Finn	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Stephen P. Fisher	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Gary L. French	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Kathleen M. Gallagher	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Robert J. Grassi	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Frankie D. Hughes	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Raymond Kanner	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Thomas P. Lemke	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Lawrence R. Maffia	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Mary E. Martinez	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Marilyn McCoy	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Robert A. Oden, Jr.	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Marian U. Pardo	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Emily Youssouf	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Robert F. Deutsch	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income
J.P.Morgan Investment Management Inc.	JPGE	46641Q191	27-Oct-21	Elect Nina O. Shenker	Mgmt	Yes	Echo Vote	N/A	CLS Investments, LLC - CLS Growth and Income

SIGNATURES

[See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized

(Registrant)	ADVISORONE FUNDS

By (Signature and Title)*	/s/ Mike Forker

By:	Mike Forker, Secretary

Date:	August, 9 2022

*Print the name and title of each signing officer under his or her signature